Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments
Schedule of long-term investments

(In thousands)	December 31, 2024	December 31, 2025
Equity investments with readily determinable fair values (Note a)	—	1,050,633
Equity investments without readily determinable fair values (Note b)	30,599	19,963
Total	30,599	1,070,596

Notes:

(a)	The balance represents the Group’s equity investment in Arashi Vision Inc. (“Arashi Vision”), a company incorporated in the PRC.

Prior to the initial public offering (“IPO”) of Arashi Vision, the investment did not have a readily determinable fair value and was accounted for under the measurement alternative in accordance with ASC 321, Investments — Equity Securities. As of December 31, 2024, the carrying amount of this investment was approximately US$20,029,000.

On June 11, 2025, Arashi Vision completed its IPO on the Shanghai Stock Exchange STAR Market (the “Listing”). Following the Listing, the investment is measured at fair value on a recurring basis, with changes in fair value recognized in “other income, net” in the consolidated statements of comprehensive income/(loss). The fair value of the investment is determined based on the closing quoted market price of Arashi Vision’s shares on the Shanghai Stock Exchange.

As of December 31, 2025, the Group held approximately 7.8% equity interest in Arashi Vision. As a pre-IPO shareholder of Arashi Vision, the Group is subject to a statutory lock-up obligation under the applicable PRC laws and regulations, pursuant to which it may not transfer its shares in Arashi Vision within one year from the date of the Listing. This lock-up obligation is attributable to the Group’s status as a pre-IPO shareholder and is not a restriction on the transferability inherent in the shares. Accordingly, this entity-specific lock-up obligation was not considered in the determination of the fair value of the investment as of December 31, 2025.

(b)	During the years ended December 31, 2023, 2024 and 2025, the Group recognized impairment losses of nil, US$1,407,000 and US$996,000, respectively, due to the deterioration of the investees’ operation performance, financial and liquidity position with no obvious upturn or potential financing solutions in the foreseeable future.